Document and Entity Information	May 07, 2024
Cover [Abstract]
Entity Registrant Name	AGILITI, INC. \DE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001749704
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-40361
Entity Tax Identification Number	83-1608463
Entity Address, Address Line One	11095 Viking Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	(952)
Local Phone Number	893-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	AGTI
Entity Emerging Growth Company	false